Financial instruments - Liabilities Mature (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Long term debt obligations	1,280,023
Advances in aid of construction	81,104
Interest on long term debt	438,259
Accounts payable and due to related parties	267,914
Environmental obligation	72,594
Other obligations	40,417
Total obligations	2,225,582
Cross currency swap | Net Investment Hedging | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	36,276
Interest rate swaps | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	4,684
Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	1,383	3,180
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,928
Due less than 1 year
Derivative [Line Items]
Long term debt obligations	9,130
Advances in aid of construction	1,149
Interest on long term debt	64,232
Accounts payable and due to related parties	267,914
Environmental obligation	19,643
Other obligations	9,873
Total obligations	377,124
Due less than 1 year | Cross currency swap | Net Investment Hedging | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	1,463
Due less than 1 year | Interest rate swaps | Not designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	1,383
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,337
Due 2 to 3 years
Derivative [Line Items]
Long term debt obligations	90,955
Interest on long term debt	125,268
Environmental obligation	36,623
Other obligations	860
Total obligations	257,272
Due 2 to 3 years | Cross currency swap | Net Investment Hedging | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	2,975
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	591
Due 4 to 5 years
Derivative [Line Items]
Long term debt obligations	218,795
Interest on long term debt	102,070
Environmental obligation	6,072
Other obligations	25
Total obligations	334,079
Due 4 to 5 years | Cross currency swap | Net Investment Hedging | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	2,433
Due 4 to 5 years | Interest rate swaps | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	4,684
Due after 5 years
Derivative [Line Items]
Long term debt obligations	961,143
Advances in aid of construction	79,955
Interest on long term debt	146,689
Environmental obligation	10,256
Other obligations	29,659
Total obligations	1,257,107
Due after 5 years | Cross currency swap | Net Investment Hedging | Designated as a hedge
Derivative [Line Items]
Derivative financial instruments, liabilities	29,405